Note 20 - Business Segments (Details) - Segment Profit or Loss - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating income:
Operating Income (Loss)	¥ 5,075,238	¥ 5,723,312	¥ 7,752,642
Intersegment Eliminations [Member]
Operating income:
Operating Income (Loss)	(146,048)	(130,235)	(115,828)
Network Service and Systems Integration Business [Member]
Operating income:
Operating Income (Loss)	4,334,946	5,274,753	7,629,435
ATM Operation Business [Member]
Operating income:
Operating Income (Loss)	¥ 886,340	¥ 578,794	¥ 239,035